Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 28, 2014		Dec. 29, 2013
Current assets:
Cash and cash equivalents (Notes 1 and 2)	$ 14,523		$ 20,927
Marketable securities (Notes 1 and 2)	18,566		8,279
Accounts receivable trade, less allowances for doubtful accounts $275 (2013, $333)	10,985		11,713
Inventories (Notes 1 and 3)	8,184		7,878
Deferred taxes on income (Note 8)	3,567		3,607
Prepaid expenses and other receivables	3,486		4,003
Total current assets	59,311		56,407
Property, plant and equipment, net (Notes 1 and 4)	16,126		16,710
Intangible assets, net (Notes 1 and 5)	27,222		27,947
Goodwill (Notes 1 and 5)	21,832		22,798
Deferred taxes on income (Note 8)	3,396		3,872
Other assets	3,232		4,949
Total assets	131,119	[1]	132,683	[1]
Current liabilities:
Loans and notes payable (Note 7)	3,638		4,852
Accounts payable	7,633		6,266
Accrued liabilities	6,553		7,685
Accrued rebates, returns and promotions	4,010		3,308
Accrued compensation and employee related obligations	2,751		2,794
Accrued taxes on income	500		770
Total current liabilities	25,085		25,675
Long-term debt (Note 7)	15,122		13,328
Deferred taxes on income (Note 8)	3,154		3,989
Employee related obligations (Notes 9 and 10)	9,972		7,784
Other liabilities	8,034		7,854
Total liabilities	61,367		58,630
Shareholders' equity:
Preferred stock — without par value (authorized and unissued 2,000,000 shares)	0		0
Common stock — par value $1.00 per share (Note 12) (authorized 4,320,000,000 shares; issued 3,119,843,000 shares)	3,120		3,120
Accumulated other comprehensive income (Note 13)	(10,722)		(2,860)
Retained earnings	97,245		89,493
Stockholders' Equity before Treasury Stock	89,643		89,753
Less: common stock held in treasury, at cost (Note 12) (336,620,000 shares and 299,215,000 shares)	19,891		15,700
Total shareholders’ equity	69,752		74,053
Total liabilities and shareholders’ equity	$ 131,119		$ 132,683

[1]	Long-lived assets include property, plant and equipment, net for 2014, 2013 and 2012 of $16,126, $16,710 and $16,097, respectively, and intangible assets and goodwill, net for 2014, 2013 and 2012 of $49,054, $50,745 and $51,176, respectively.